Summary of Significant Accounting Policies - Additional information (Detail)	Dec. 31, 2018	Dec. 31, 2017
CHIEF Telecom Inc. (CHIEF) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	57.00%	67.00%
Chunghwa Investment Co., Ltd. (CHI) [Member] | CHIEF Telecom Inc. (CHIEF) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	3.02%
Chunghwa Investment Co., Ltd. (CHI) [Member] | Senao International Co., Ltd. (SENAO) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	0.39%